Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Provision for vacation pay	$ 51,108	$ 42,073
Contingent purchase obligation	20,564	37,421
Accrued expenses on evacuation		11,028
Provision for losses on long-term contracts	2,066
Derivative financial instruments	28,019	47,376
Accounts payables	131,502	123,787
Provision for compensated absences	12,382	11,341
Other	28,780	25,270
Other long-term liabilities	$ 274,421	$ 298,296